TAXATION - Income Taxes (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TAXATION
(Loss) income before income taxes	¥ 482,652	¥ (2,482,795)	¥ (628,530)
Non-PRC
TAXATION
(Loss) income before income taxes	(39,684)	(331,586)	(421,597)
PRC
TAXATION
(Loss) income before income taxes	¥ 522,336	¥ (2,151,209)	¥ (206,933)